Long-term investments - Equity method investment prospectively from the date of deconsolidation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long-term investments
Equity method investments		¥ 10,523		¥ 252,407
Add: Carrying amount of redeemable noncontrolling interest					¥ 40,750
Less: Carrying amount of non-redeemable noncontrolling interest					(7,178)
Gain as a result of deconsolidation	¥ 71,974	¥ 0	$ 0	¥ 0	71,974
Suzhou Photon-Matrix
Long-term investments
Equity method investments	¥ 64,000				64,000
Less: Carrying amount of Suzhou Photon-Matrix’s net assets					(25,598)
Gain as a result of deconsolidation					¥ 71,974